Operating Right-of-Use Lease Liability - Schedule of Maturities of Lease Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Capitol City Solutions USA, Inc [Member]
2021	$ 20,466	$ 27,288
2022	27,288	27,288
2023	27,288	27,288
2024	27,288	27,288
2025	2,274	2,274
Total undiscounted cash flows	104,604	111,426
Less imputed interest (8%)	(23,167)	(23,773)
Present value of lease liability	81,437	87,653
VISSIA McKinney, LLC [Member]
2021	54,951	54,951
2022	55,854	55,854
2023	56,776	56,776
2024	57,715	57,715
2025	53,828	53,828
Total undiscounted cash flows	279,124	279,124
Less imputed interest (8%)	(83,144)	(83,144)
Present value of lease liability	195,980	195,980
VISSIA Waterway, Inc [Member]
2021	55,540	55,540
2022	57,206	57,206
2023	58,922	58,922
2024	60,690	60,690
2025
Total undiscounted cash flows	232,358	232,358
Less imputed interest (8%)	(49,529)	(49,529)
Present value of lease liability	$ 182,829	$ 182,829